Segmental information	6 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Segmental information	Segmental information
The segmental information presented is consistent with management reporting provided to the Executive Committee (the chief operating decision maker).
The Executive Committee considers the business principally from a geographical perspective based on the location of third-
party sales and the business analysis is presented by geographical segment. The group's operations also include the Corporate segment. Corporate costs are in respect of central costs, including finance, marketing, corporate relations, human resources and legal, as well as certain information systems, facilities and employee costs that are not allocable to the geographical segments.
Diageo uses shared services operations to deliver transaction processing activities for markets and operational entities. These centres are located in India, Hungary, Colombia and the Philippines. These captive business service centres also perform certain central finance activities, including elements of financial planning and reporting, treasury and HR services. The costs of shared services operations are recharged to the regions.
The Executive Committee makes decisions based on the analysis of several financial data sets including organic and IFRS reported data. There has been a change in how the Executive Committee looks at performance given the foreign exchange volatility experienced, using actual foreign exchange rates for current and comparative periods which is consistent with IFRS reported results. Accordingly, the segmental analysis below is presented based on IFRS reported figures. Supply Chain and
Procurement (SC&P), which manufactures products for other group companies and includes the production sites in the United
Kingdom, Ireland, Italy, Guatemala and Mexico, as well as comprises the global procurement function, is considered a key intersegmental operation instead of a separate operating segment.
(a) Segmental information for the consolidated income statement

	North America	Europe	Asia Pacific	Latin America and Caribbean	Africa	Corporate and other	Total
Six months ended 31 December 2025	$ million	$ million	$ million	$ million	$ million	$ million	$ million
Sales	4,168	4,658	3,143	1,473	1,338	86	14,866
Net sales	3,790	2,760	1,835	1,116	873	86	10,460
Cost of sales	(1,344)	(1,056)	(789)	(403)	(446)	(14)	(4,052)
Marketing	(724)	(447)	(275)	(162)	(85)	(10)	(1,703)
Other operating items	(330)	(379)	(249)	(174)	(120)	(197)	(1,449)
Operating profit/(loss) before exceptional items	1,392	878	522	377	222	(135)	3,256
Exceptional operating items(1)							(140)
Operating profit/(loss)							3,116
Non-operating items							7
Net finance charges							(433)
Share of after tax results of associates and joint ventures							103
Profit before taxation							2,793

	North America	Europe	Asia Pacific	Latin America and Caribbean	Africa	Corporate and other	Total
Six months ended 31 December 2024	$ million	$ million	$ million	$ million	$ million	$ million	$ million
Sales	4,403	4,440	3,480	1,371	1,412	70	15,176
Net sales	4,095	2,632	2,110	1,050	944	70	10,901
Cost of sales	(1,341)	(992)	(852)	(387)	(547)	(22)	(4,141)
Marketing	(790)	(482)	(348)	(166)	(97)	(13)	(1,896)
Other operating items	(333)	(361)	(265)	(163)	(134)	(236)	(1,492)
Operating profit/(loss) before exceptional items	1,631	797	645	334	166	(201)	3,372
Exceptional operating items(1)							(217)
Operating profit/(loss)							3,155
Non-operating items							(54)
Net finance charges							(442)
Share of after tax results of associates and joint ventures							115
Profit before taxation							2,774
(1) For definition and details of exceptional items, see pages F-10-F-11.
(i) The group’s net finance charges are managed centrally and are not attributable to individual operating segments.
(ii) Approximately 37% of calendar year net sales occurred in the last four months of 2025.
(b) Category and geographical analysis

	Category analysis					Geographical analysis
	Spirits $ million	Beer $ million	Ready to drink $ million	Other $ million	Total $ million	United States $ million	India $ million	Great Britain $ million	Rest of world $ million	Total $ million
Six months ended 31 December 2025
Sales(1)	11,887	2,284	567	128	14,866	3,876	1,731	1,705	7,554	14,866
Six months ended 31 December 2024
Sales(1)	12,318	2,234	493	131	15,176	4,171	1,744	1,622	7,639	15,176
1) The geographical analysis of sales is based on the location of third-party sales.